Trade Receivables, Other Receivables and Prepayments - Schedule of the Aging Analysis of Trade Receivables (Details) - USD ($)	Mar. 31, 2025	Mar. 31, 2024
Schedule of the Aging Analysis of Trade Receivables [line items]
Total trade receivables	$ 4,655,951	$ 3,698,757
Less than 90 days [Member]
Schedule of the Aging Analysis of Trade Receivables [line items]
Total trade receivables	2,589,404	2,504,389
90-180 days [Member]
Schedule of the Aging Analysis of Trade Receivables [line items]
Total trade receivables	1,408,516	992,290
180-365 days [Member]
Schedule of the Aging Analysis of Trade Receivables [line items]
Total trade receivables	658,031	195,601
>365 days [Member]
Schedule of the Aging Analysis of Trade Receivables [line items]
Total trade receivables		$ 6,477